Balance Sheet Details (Details) - Schedule of prepaid expenses - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Prepaid Expenses Abstract
Prepaid clinical costs	$ 488,614
Other prepaid expenses	148,728	128,000
Total prepaid expenses	$ 637,342	$ 128,000